4. Derivative Liability (Details 4)		9 Months Ended	12 Months Ended
		Sep. 30, 2016	Dec. 31, 2015
Volatility			102.00%
Dividend yield
Minimum [Member]
Volatility		151.00%
Risk-free interest rate		0.20%	0.50%
Expected life (years)		0 years	10 months 24 days
Maximum [Member]
Volatility		200.60%
Risk-free interest rate		0.77%	1.20%
Expected life (years)		2 years 2 months 1 day	2 years 10 months 24 days
June 21, 2016 [Member]
Volatility	[1]	146.20%
Risk-free interest rate	[1]	0.27%
Expected life (years)	[1]	3 months 11 days
Dividend yield	[1]
June 29, 2016 [Member]
Volatility	[1],[2]	144.20%
Dividend yield	[1],[2]
June 29, 2016 [Member] | Minimum [Member]
Risk-free interest rate	[1],[2]	0.26%
Expected life (years)	[1],[2]	3 months
June 29, 2016 [Member] | Maximum [Member]
Risk-free interest rate	[1],[2]	0.35%
Expected life (years)	[1],[2]	5 months 1 day
June 30, 2016 [Member]
Dividend yield
June 30, 2016 [Member] | Minimum [Member]
Volatility		118.00%
Risk-free interest rate		0.20%
Expected life (years)		1 month 10 days
June 30, 2016 [Member] | Maximum [Member]
Volatility		144.20%
Risk-free interest rate		0.65%
Expected life (years)		2 years 5 months 1 day
July 8, 2016 [Member]
Volatility		142.70%
Risk-free interest rate		0.48%
Expected life (years)		10 months 17 days
Dividend yield

[1]	(7) Partial Conversion of Notes Payable Original Issue Discount
[2]	(4) Partial conversion of the December 2015 Convertible Note.